9. Convertible Debt: Schedule of Debt Conversion (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Debt Conversion
Total $
Balance on 30 June 2017	510,014
Interest	7,486
Conversion	(517,500)
Balance on 30 June 2018, 2019, and 2020	-